Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Cash Flow (Detail) - USD ($)	4 Months Ended	6 Months Ended	7 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Statement of Cash Flows
Net cash used in operating activities		$ (629,426)	$ (599,792)
Net cash used in investing activities		214,711	(483,000,000)
Net cash provided by financing activities			484,520,841
Net change in cash		$ (414,715)	921,049
As Previously Reported
Statement of Cash Flows
Net cash used in operating activities	$ (548,409)		(599,792)
Net cash used in investing activities	(483,000,000)		(483,000,000)
Net cash provided by financing activities	484,520,841		484,520,841
Net change in cash	972,432		921,049
Restatement Adjustment
Statement of Cash Flows
Net cash used in operating activities			0
As Restated
Statement of Cash Flows
Net cash used in operating activities	(548,409)		(599,792)
Net cash used in investing activities	(483,000,000)		(483,000,000)
Net cash provided by financing activities	484,520,841		484,520,841
Net change in cash	$ 972,432		$ 921,049